Net fee and commission income	6 Months Ended
Jun. 30, 2019
Net fee And Commission Income [abstract]
Net fee and commission income
12 Net fee and commission income

Fee and commission income
	1 January to 30 June
6 month period	2019	2018
Funds transfer	736	647
Securities business	316	304
Insurance broking	91	87
Asset management fees	97	63
Brokerage and advisory fees	278	270
Other	648	665
	2,164	2,037

Other, mainly consists of commission fees in respect of bank guarantees of EUR 103 million (first six months of 2018: EUR 104 million), in respect of underwriting syndication loans of EUR 6 million (first six months of 2018: EUR 3 million), in respect of structured finance fees of EUR 76 million (first six months of 2018: EUR 67 million), and in respect of collective instruments distributed but not managed by ING of EUR 80 million (first six months of 2018: EUR 97 million).

Fee and commission expenses
	1 January to 30 june
6 month period	2019	2018
Funds transfer	321	265
Securities business	95	87
Insurance broking	1	1
Asset management fees	4	2
Brokerage and advisory fees	129	105
Other	229	201
	778	660

All of ING’s net fee and commission income are in scope of IFRS 15 ‘Revenue from Contracts with Customers’. Reference is made to Note 18 ‘Segments’ which includes net fee and commission income, as reported to the Executive Board and the Management Board Banking, disaggregated by line of business and by geographical segment.